Financial Instruments - Financial Risk Management (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	$ 19	$ 23
Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	18	16
Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	37	39
Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	9	3
Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	22	9
Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	31	12
Currency risk | Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	10	20
Currency risk | Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	15	13
Currency risk | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	25	33
Currency risk | Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	5	2
Currency risk | Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	1	0
Currency risk | Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	6	2
Price risk | Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	7	3
Price risk | Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	1	3
Price risk | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	8	6
Price risk | Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	4	1
Price risk | Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	21	9
Price risk | Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	25	$ 10
Interest risk | Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	2
Interest risk | Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	2
Interest risk | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	4
Interest risk | Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	0
Interest risk | Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	0
Interest risk | Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	$ 0